Document and Entity Information	Sep. 05, 2019
Cover [Abstract]
Entity Registrant Name	DOVER Corp
Amendment Flag	false
Entity Central Index Key	0000029905
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-4018
Entity Tax Identification Number	53-0257888
Entity Address, Address Line One	3005 Highland Parkway
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	630
Local Phone Number	541-1540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	DOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false